THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED SEPTEMBER 30, 2008.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:     1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           February 13, 2009
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page



Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                    12
                                                   ----------
Form 13F Information Table Value Total:           $   497,377
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                          Form 13F Information Table
                                          Satellite Asset Management, L.P.
                                          For Quarter Ended September 30, 2008


                                                                Market    Share/                                Vtng    Vtng   Vtng
                                                                 Value     Prn      SH/  Put/ Invstmnt  Other   Authr   Authr  Authr
Name of Issuer                 Title of Class       Cusip       x 1000     Amt      PRN  Call Dscrtion  Mngr    Sole    Shrd   None
----------------------------   --------------     ---------     -------   --------  ---  ---- --------  -----   ------- ----   ----
ALPHARMA INC 			CL A 		 020813101      $18,427	   499,500  SH		SOLE	        499,500
BCE INC 			COM NEW	 	 05534B760     $152,061	 4,405,200  SH		SOLE	      4,405,200
BARR PHARMACEUTICALS INC 	COM 		 068306109      $79,392	 1,215,800  SH		SOLE	      1,215,800
ANHEUSER BUSCH COS INC 		COM 		 035229103      $72,341	 1,115,000  SH		SOLE	      1,115,000
ANHEUSER BUSCH COS INC 		PUT 		 035229953      $35,035	   540,000  SH	 Put	SOLE		540,000
GENENTECH INC 			PUT 		 368710956	 $8,868	   100,000  SH	 Put	SOLE		100,000
GREY WOLF INC 			COM 		 397888108      $14,410	 1,852,130  SH		SOLE	      1,852,130
HUNTSMAN CORP 			COM 		 447011107      $60,755	 4,821,809  SH		SOLE	      4,821,809
IKON OFFICE SOLUTIONS INC 	COM 		 451713101      $19,630	 1,154,053  SH		SOLE	      1,154,053
IMCLONE SYS INC 		COM 		 45245W109      $11,932	   191,100  SH		SOLE	        191,100
IMCLONE SYS INC 		PUT 		 45245W959	 $6,240	   100,000  SH	 Put	SOLE		100,000
NORTHWEST AIRLS CORP 		COM 		 667280408      $18,286	 2,025,000  SH		SOLE	      2,025,000


REPORT SUMMARY: 12 Securities                           Total        $497,377